UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab Global Real Estate Fund

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: March 1, 2010 - May 31, 2010

Item 1. Schedule of Investments.

Schwab Investments
Schwab Global Real Estate Fund™

Portfolio Holdings of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Common Stock	132,487	146,653
0.4%	Preferred Stock	844	579
—%	Warrants	—	—
0.7%	Short-Term Investments	1,080	1,080

99.6%	Total Investments	134,411	148,312
0.4%	Other Assets and Liabilities, Net		543

100.0%	Net Assets		148,855

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.5% of net assets

Asia Pacific and Other 45.7%

Australia 10.6%
CFS Retail Property Trust	1,306,909	2,130
Commonwealth Property Office Fund	2,656,513	2,106
Dexus Property Group	1,816,711	1,186
Goodman Group	1,433,232	745
Stockland	632,432	2,053
Westfield Group	706,974	7,602

		15,822

Brazil 4.2%
Brookfield Incorporacoes S.A.	173,700	714
Cyrela Brazil Realty S.A.	65,775	712
Gafisa S.A.	115,620	685
Iguatemi Empresa de Shopping Centers S.A.	73,000	1,195
Multiplan Empreendimentos Imobiliarios S.A.	113,750	2,082
Rossi Residencial S.A.	109,700	809

		6,197

China 3.9%
Agile Property Holdings Ltd.	634,000	661
Guangzhou R&F Properties Co., Ltd., Class H	2,339,400	3,004
Hopson Development Holdings Ltd.	1,763,000	2,117

		5,782

Hong Kong 12.4%
Great Eagle Holdings Ltd.	258,000	618
Henderson Land Development Co., Ltd.	445,500	2,658
Hongkong Land Holdings Ltd.	636,000	3,033
Regal Real Estate Investment Trust	11,877,000	2,582
Sun Hung Kai Properties Ltd.	381,454	5,054
The Hongkong & Shanghai Hotels Ltd.	500,000	781
The Link REIT	1,572,718	3,746

		18,472

India 0.8%
DLF Ltd.	114,122	680
Indian Hotels Co., Ltd.	218,000	482

		1,162

Japan 8.1%
Advance Residence Investment *	1,463	1,966
GOLDCREST Co., Ltd.	59,120	1,277
Japan Hotel and Resort, Inc.	450	845
Mitsubishi Estate Co., Ltd.	88,000	1,351
Mitsui Fudosan Co., Ltd.	257,000	3,889
Sumitomo Realty & Development Co., Ltd.	155,000	2,754

		12,082

Mexico 0.4%
Consorcio ARA, S.A. de C.V.	1,077,300	663

New Zealand 0.2%
ING Property Trust	677,605	331

Philippines 0.7%
SM Prime Holdings, Inc.	4,614,000	1,043

Singapore 4.4%
Ascendas India Trust	2,153,000	1,377
Keppel Land Ltd.	548,000	1,356
Mapletree Logistics Trust	2,490,000	1,399
Singapore Land Ltd.	161,000	730
Suntec Real Estate Investment Trust	1,807,000	1,621

		6,483

		68,037

Europe 12.0%

France 4.7%
Gecina S.A.	11,703	952
Klepierre	23,546	624
Societe Immobilliere de Location pour l’Industrie et le Commerce	13,842	1,298
Unibail-Rodamco SE	27,465	4,184

		7,058

Germany 0.6%
Deutsche Wohnen AG *	119,743	937

Luxembourg 0.5%
GAGFAH S.A.	99,299	676

Switzerland 1.8%
Allreal Holding AG - Reg’d	6,438	652
Swiss Prime Site AG - Reg’d *	36,185	1,969

		2,621

 Schwab Global Real Estate Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

United Kingdom 4.4%
Derwent London plc	56,409	1,083
Grainger plc	381,125	662
Great Portland Estates plc	170,678	754
Hammerson plc	97,671	505
Land Securities Group plc	203,905	1,761
Shaftesbury plc	147,967	793
Unite Group plc *	347,411	958

		6,516

		17,808

North America 40.8%

Canada 4.4%
Boardwalk Real Estate Investment Trust	39,068	1,479
Canadian Apartment Properties Real Estate Investment Trust	81,386	1,170
Canadian Real Estate Investment Trust	59,218	1,552
Primaris Retail Real Estate Investment Trust	48,640	780
RioCan Real Estate Investment Trust	87,143	1,594

		6,575

United States 36.4%
Alexandria Real Estate Equities, Inc.	22,693	1,488
AMB Property Corp.	43,288	1,122
American Campus Communities, Inc.	29,000	776
AvalonBay Communities, Inc.	30,130	2,955
Boston Properties, Inc.	38,674	2,966
Corporate Office Properties Trust	34,555	1,310
D.R. Horton, Inc.	117,388	1,431
Digital Realty Trust, Inc.	52,112	2,966
Duke Realty Corp.	60,873	723
Entertainment Properties Trust	22,057	903
Equity Residential	42,790	1,931
Essex Property Trust, Inc.	25,051	2,636
Federal Realty Investment Trust	35,660	2,628
HCP, Inc.	47,700	1,520
Home Properties, Inc.	16,165	786
Host Hotels & Resorts, Inc.	128,429	1,831
Kilroy Realty Corp.	35,577	1,170
Kimco Realty Corp.	67,035	959
LaSalle Hotel Properties	27,660	622
Lennar Corp., Class A	159,256	2,755
Mack-Cali Realty Corp.	21,500	709
Monmouth Real Estate Investment Corp., Class A	6,340	46
ProLogis	108,167	1,231
Public Storage	23,864	2,212
Regency Centers Corp.	20,242	744
Simon Property Group, Inc.	77,460	6,586
SL Green Realty Corp.	24,528	1,528
Starwood Hotels & Resorts Worldwide, Inc.	26,566	1,229
Starwood Property Trust, Inc.	39,169	714
Tanger Factory Outlet Centers, Inc.	39,353	1,638
Ventas, Inc.	31,419	1,475
Vornado Realty Trust	34,020	2,643

		54,233

		60,808

Total Common Stock (Cost $132,487)		146,653

Preferred Stock 0.4% of net assets

Asia Pacific and Other 0.4%

Australia 0.4%
Goodman Plus Trust *	9,800	579

Total Preferred Stock (Cost $844)		579

Warrants 0.0% of net assets

Asia Pacific and Other 0.0%
Henderson Land Development Ltd. (a)*	81,300	—

Total Warrants (Cost $—)		—

	Face Amount
Security	Local Currency	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
Bank of America
Canadian Dollar
0.07%, 06/01/10	63	60
Brown Brothers Harriman
Japanese Yen
0.01%, 06/01/10	1,488,000	16,000
Swiss France
0.01%, 06/01/10	177,000	153,000
US Dollar
0.04%, 06/01/10	31,000	31,000
Citibank
Australian Dollar
3.50%, 06/01/10	111,000	94,000
Euro
0.04%, 06/01/10	104,000	128,000
Hong Kong Dollar
0.01%, 06/01/10	3,174,000	408,000
Pound Sterling
0.08%, 06/01/10	42,000	61,000

 Schwab Global Real Estate Fund

Portfolio Holdings (Unaudited) continued

	Face Amount
Security	Local Currency	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
JPMorgan Chase
Singapore Dollar
0.01%, 06/01/10	182	129

Total Short-Term Investments (Cost $1,080)		1,080

End of Investments.

(All dollar amount are x 1,000)

At 05/31/10, the tax basis cost of the fund’s investments was $144,582 and the unrealized appreciation and depreciation were $11,020 and ($7,290), respectively, with a net unrealized appreciation of $3,730.

As of 05/31/10, the values of certain foreign securities held by the fund aggregating $76,221 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

 Schwab Global Real Estate Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock
Asia Pacific and Other(a)	$—	$42,612	$—	$42,612
Brazil	6,197	—	—	6,197
Japan	1,966	10,116	—	12,082
Mexico	663	—	—	663
Singapore	1,377	5,106	—	6,483
Europe(a)	—	17,808	—	17,808
North America(a)	60,808	—	—	60,808
Preferred Stock(a)	—	579	—	579
Warrants	—	—	—	—
Short-Term Investments(a)	—	1,080	—	1,080

Total	$71,011	$77,301	$—	$148,312

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	February 28,	Discounts	Gain	Gain	Purchases	Transfers	May 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Common Stock
Asia Pacific and Other
Japan	$2,124	$—	$—	$240	$(2,364)	$—	$—

Total	$2,124	$—	$—	$240	$(2,364)	$—	$—

REG46025MAY10 - 00

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Randall W. Merk

Randall W. Merk Chief Executive Officer

Date:	July 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk Chief Executive Officer

Date:	July 20, 2010

By:	/s/ George Pereira

George Pereira Principal Financial Officer

Date:	July 20, 2010